Description of Business and Organisation - Schedule of Balance Sheet Information (Details) - VIE [Member] - Weishi [Member] - CNY (¥)		Mar. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet Information [Line Items]
Cash and cash equivalents		¥ 5,536	¥ 139,668
Amounts due from related parties	[1]	83,137,208
Prepayments and other current assets		732,305
Total current assets		83,875,049
Property, plant and equipment, net		254,693
Other non-current assets		10,000
Total non-current assets		264,693
Total assets	[1]	84,139,742
Short-term bank borrowings		968,000
Amount due to related parties	[1]	146,073,339
Accrued expenses and other current liabilities		461,224
Total current liabilities		147,502,563
Total liabilities	[1]	¥ 147,502,563

[1]	As of March 31, 2022, amounts due from and due to related parties represent the receivables and payables that Weishi had with the Company’s consolidated subsidiaries, which would be eliminated upon consolidation.